EMPLOYEE BENEFIT PLANS - Defined contribution plans (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of employee benefit plans
Defined contribution expense	$ 250,192	$ 246,301
Pension
Disclosure of employee benefit plans
Defined contribution expense	186,117	185,925
Current severance regimen
Disclosure of employee benefit plans
Defined contribution expense	$ 64,075	$ 60,376